Accounts Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue recognized in excess of billings on services contracts, or unbilled accounts receivable	$ 153,500,000	$ 189,700,000
Unearned income deducted from accounts and notes receivable	4,100,000	0
Allowance for doubtful accounts	35,300,000	37,000,000
Provision (income) expense for doubtful accounts reported in selling, general and administrative expenses	(600,000)	(900,000)	(1,200,000)
Accounts and notes receivable, net	673,000,000	789,700,000
Proceeds from sales of accounts receivable			1,200,000,000
Discount on selling price of accounts receivable			5.30%
Discount on the sales of accounts receivable			5,600,000
Receivables Sold [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable, net			$ (100,000,000)